CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2018
CONTRACT LIABILITIES [abstract]
Disclosure of contract liabilities
23.	CONTRACT LIABILITIES

2018

At January 1	2,909
Recognized revenue in current period	(873)
At December 31	2,036
-Current	2,036

Under the natural gas sale contracts, which contain take-or-pay clauses, the Group recorded the payments received from customers for natural gas not yet taken as contract liabilities.